Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Statement [Line Items]
Net of income tax (provision), unrealized gains on available-for-sale securities			$ (21)
Net of income tax provision, reclassification to earnings of (gains) losses	$ 26	$ 23	36
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(521)	432	322
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(51)	(121)	(21)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	4	56	(8)
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	196	(111)	(157)
Net of income tax recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(27)	6	$ 53
Debt securities [member]
Statement [Line Items]
Net of income tax recovery, unrealized gains on fair value through OCI securities	(140)	69
Equity Securitie [Member]
Statement [Line Items]
Net of income tax recovery, unrealized gains on fair value through OCI securities	$ (1)	$ 0